Business Acquisition and Goodwill (Details) - Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes - USD ($)							1 Months Ended	12 Months Ended
		Jul. 31, 2023	Jun. 01, 2023	Apr. 01, 2023	Mar. 31, 2023	Mar. 24, 2022	Jul. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination amortization year								5 years
Cash consideration							$ 247,688
Bargain purchase gain									$ (2,626,224)
Goodwill								$ 11,630,956	$ 10,945,553	$ 1,144,824
Effect on cash flows of the Company
Cash and cash equivalents		$ 173,350					173,350
Backlog [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination amortization year								3 years 9 months
Customer relationship [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination amortization year								8 years 9 months
Beijing Deran Technology Co., Ltd [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets						$ 1,146,737
Property and equipment, net						816
Total identifiable assets acquired						2,655,328
Current liabilities						73,906
Deferred tax liabilities						236,768
Total liabilities assumed						310,674
Net identifiable assets acquired						2,344,654
Total purchase consideration						830,324
Fair value of previously held equity interest						996,954
Fair value of non-controlling interests						1,721,734
Goodwill						1,204,358
Xinjiang BaiJiaYun Technology Co. Ltd [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets					$ 1,967,092
Property and equipment, net					8,237
Total identifiable assets acquired					2,233,061
Current liabilities					494,928
Deferred tax liabilities					14,681
Total liabilities assumed					509,609
Net identifiable assets acquired					1,723,452
Total purchase consideration					742,618
Fair value of non-controlling interests					724,999
Bargain purchase gain					(255,835)
Xinjiang BaiJiaYun Technology Co. Ltd [Member] | Backlog [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination					$ 257,732
Intangible asset acquired in business combination amortization year					3 years 9 months
Acquisition of Wuhan Qiyunshilian [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets			$ 155,448
Property and equipment, net			1,401
Total identifiable assets acquired			156,849
Current liabilities			85,204
Total liabilities assumed			85,204
Net identifiable assets acquired			71,645
Total purchase consideration			70,488
Fair value of previously held equity interest			21,146
Goodwill			$ 19,989
Beijing Hydrogen [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Current assets				$ 807,891
Property and equipment, net				2,076
Other long-term assets				589
Total identifiable assets acquired				4,712,938
Current liabilities				197,236
Deferred tax liabilities				585,357
Total liabilities assumed				782,593
Net identifiable assets acquired				$ 3,930,345
Number of Class A ordinary shares issued as consideration (in Shares)	[1]			1,804,630
Quoted price of Class A ordinary shares on acquisition date (in Dollars per share)	[1]			$ 7.69
Fair value of Class A ordinary shares issued as consideration				$ 13,877,605
Cash consideration				472,618
Total purchase consideration				14,350,223
Goodwill				10,419,878
Beijing Hydrogen [Member] | Customer relationship [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination				$ 2,038,558
Intangible asset acquired in business combination amortization year				8 years 9 months
Beijing Hydrogen [Member] | Apipost data [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination				$ 1,033,840
Intangible asset acquired in business combination amortization year				0 years
Beijing Hydrogen [Member] | Technology [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination				$ 829,984
Intangible asset acquired in business combination amortization year				5 years
Acquisition of Wuhan BaiJiaYun [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Property and equipment, net		36,143					36,143
Other long-term assets		143,005					143,005
Total identifiable assets acquired		1,656,749					1,656,749
Current liabilities		709,933					709,933
Lont-term borrowings		1,400,050					1,400,050
Total liabilities assumed		2,109,983					2,109,983
Net identifiable assets acquired		(453,234)					(453,234)
Total purchase consideration		247,688
Goodwill		700,922					700,922
Effect on cash flows of the Company
Cash paid (as above)		247,688					247,688
Less: cash and cash equivalents in entity acquired		(173,350)					(173,350)
Cash outflow (inflow) on acquisition		74,338					74,338
Other current assets		1,304,251					1,304,251
Acquisition of BaiJiaYi [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Total identifiable assets acquired		54,016					54,016
Current liabilities		94,667					94,667
Total liabilities assumed		94,667					94,667
Net identifiable assets acquired		(40,651)					(40,651)
Total purchase consideration
Fair value of non-controlling interests		(19,916)					(19,916)
Goodwill		20,735					20,735
Effect on cash flows of the Company
Cash paid (as above)
Less: cash and cash equivalents in entity acquired		(4,327)					(4,327)
Cash outflow (inflow) on acquisition		(4,327)					(4,327)
Cash and cash equivalents		4,327					4,327
Other current assets		$ 49,689					$ 49,689
Distribution channel [Member] | Beijing Deran Technology Co., Ltd [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination						$ 1,020,889
Intangible asset acquired in business combination amortization year						10 years
Technology [Member] | Beijing Deran Technology Co., Ltd [Member]
Schedule of Purchase Price Allocation of Assets Acquired and Liabilities Assumed and Related Deferred Income Taxes [Line Items]
Intangible asset acquired in business combination						$ 486,886
Intangible asset acquired in business combination amortization year						10 years

[1]	Before effect of the 1-5 reverse split.